Fair Value Measurements - Schedule of Changes in the Fair Value (Details) - Forward Contracts [Member]	Mar. 31, 2025 USD ($)
Schedule of Changes in The Fair Value [Line Items]
Fair value as of March 26, 2025 (initial measurement)	$ 893,425
Change in fair value	(223,693)
Fair value as of March 31, 2025	$ 669,732